Equity- Stock Option Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Number of Stock Options [Roll Forward]
Outstanding, Number of options, Beginning balance	3,872,755	3,814,335	4,361,735
Granted, Number of options	751,615	882,335	771,010
Exercised, Number of options	(745,665)	(823,915)	(1,318,410)
Outstanding, Number of options, Ending balance	3,878,705	3,872,755	3,814,335
Weighted Average Exercise Price Per Option [Abstract]
Outstanding, Weighted average exercise price per share, Beginning Balance	$ 31.93	$ 27.21	$ 19.58
Granted, Weighted average exercise price per share	50	41.59	41.37
Exercised, Weighted average exercise price per share	29	20.40	10.37
Outstanding, Weighted average exercise price per share, Ending Balance	$ 36	$ 31.93	$ 27.21